Mineral property interests	12 Months Ended
Dec. 31, 2018
Mineral Property [Abstract]
Mineral property Interest [taxt block]
9	Mineral property interests

Cañariaco Project Royalty, Peru

In August 2015, the Company acquired from Candente Copper Corp. (TSX:DNT) (
“
Candente”) a 0.5% net smelter returns royalty (the
“
Cañariaco Project Royalty”) on Candente's 100% owned Cañariaco copper project in Peru for a purchase price of $500,000.

In June 2018, the Company sold the Cañariaco Project Royalty to Anglo Pacific, whereby the Company transferred all the issued and outstanding shares of its subsidiaries that directly or indirectly hold the Cañariaco Project Royalty to Anglo Pacific in return for consideration of $1.0 million, payable by the issuance of 478,951 Anglo Pacific common shares. In addition, Entrée retains the right to a portion of any future royalty income received by Anglo Pacific in relation to the Cañariaco Project Royalty ("Royalty Pass-Through Payments") as follows:

•	20% of any royalty payment received for any calendar quarter up to and including December 31, 2029;

•	15% of any royalty payment received for any calendar quarter commencing January 1, 2030 up to and including the quarter ending December 31, 2034; and

•	10% of any royalty payment received for any calendar quarter commencing January 1, 2035 up to and including the quarter ending December 31, 2039.

In accordance with IFRS, the Company has attributed a value of $nil to the Royalty Pass-Through Payments since realization of the proceeds is contingent upon several uncertain future events not wholly within the control of the Company.

The Company recognized a gain on the sale of the Cañariaco Project Royalty of $0.4 million as outlined below.

Consideration received	$1,000
Mineral property interest cost - Cañariaco Project Royalty	(532)
Transaction costs	(115)
Gain on sale	$353

The fair value of the common shares received was based on the trading share price at GBP1.57 ($2.09) per common share. The common shares received have been designated as FVTPL (Note 6 ).

Other Properties

The Company also has interests in other properties in Mongolia (Shivee West property) and Australia (Blue Rose joint venture). During fiscal 2014, the Company recorded an impairment against the property in Australia and, as a result, there was $nil recognized as an asset on the statement of financial position.

On January 1, 2017, the Company owned the Ann Mason Project in Nevada and the Lordsburg property in New Mexico which were transferred to Mason Resources per the Arrangement (Note 5) on May 9, 2017.